Provisions (Tables)	6 Months Ended
Dec. 31, 2022
Provisions [Abstract]
Provisions
	31 Dec 2022	30 June 2022
	$'000	$'000

Current liabilities
Provision for non-refundable sales tax	3,370	2,469
Other	1,258	-

	4,628	2,469